IMPAIRMENT OF NON-CURRENT ASSET - Disclosure of Recognized Impairment Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment		$ 29,684
Impairment of non-current asset	$ 0	125,200
Mining interest - producing properties [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		78,128
Mining interests - exploration properties (non-depletable) [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		$ 17,388